PRIOR PERIOD RECLASSIFICATION (Details) (USD $)	Nov. 30, 2013	Nov. 30, 2012	Apr. 26, 2012
CURRENT ASSETS
Cash	$ 458	$ 969
TOTAL ASSETS	458	969
CURRENT LIABILITIES
Accounts payable and accrued liabilities	106,472	78,645
Advance from related party (Note 5)	59,902	50,002
TOTAL LIABILITIES	166,374	128,647
STOCKHOLDERS' DEFICIT
Capital stock	90,281	90,281
Additional paid-in capital
Deficit accumulated during the exploration stage	(256,197)	(217,959)
TOTAL STOCKHOLDERS' DEFICIT	(165,916)	(127,678)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	458	969
As Originally Filed
CURRENT ASSETS
Cash		969
TOTAL ASSETS		969
CURRENT LIABILITIES
Accounts payable and accrued liabilities		78,645
Advance from related party (Note 5)		50,002
TOTAL LIABILITIES		128,647
STOCKHOLDERS' DEFICIT
Capital stock		90,281
Additional paid-in capital		36,896
Deficit accumulated during the exploration stage		(254,855)
TOTAL STOCKHOLDERS' DEFICIT		(127,678)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		969
As Restated [Member]
CURRENT ASSETS
Cash
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable and accrued liabilities
Advance from related party (Note 5)
TOTAL LIABILITIES
STOCKHOLDERS' DEFICIT
Additional paid-in capital		(36,896)
Deficit accumulated during the exploration stage		36,896
TOTAL STOCKHOLDERS' DEFICIT
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT